As filed with the Securities and Exchange Commission on April 29, 2024

Securities Act File No. 333-249784

Investment Company Act File No. 811-23615

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒

PERPETUAL AMERICAS FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 933-0712

Andrew Jolin

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 15, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 23 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), on Form N-1A (the “Registration Statement”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act, solely for the purpose of delaying, until May 15, 2024, the effectiveness of Post-Effective Amendment No. 21 to the Registration Statement as it relates to each of the below listed funds, each a series of Perpetual Americas Funds Trust, which was filed pursuant to Rule 485(a) under the Securities Act on February 16, 2024 (the “Amendment”):

•	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund;

•	Barrow Hanley Total Return Bond Fund;

•	Barrow Hanley Credit Opportunities Fund;

•	Barrow Hanley Floating Rate Fund;

•	Barrow Hanley US Value Opportunities Fund;

•	Barrow Hanley Emerging Markets Value Fund; and

•	Barrow Hanley International Value Fund.

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Massachusetts on the 29th day of April 2024.

Perpetual Americas Funds Trust

By:	/s/ Jonathan Weitz
Name:	Jonathan Weitz
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Jonathan Weitz Jonathan Weitz	President and Chief Executive Officer	April 29, 2024

/s/ Troy Sheets* Troy Sheets	Treasurer, Chief Financial Officer, and Principal Accounting Officer	April 29, 2024

/s/ Joseph P. Gennaco* Joseph P. Gennaco	Trustee	April 29, 2024

/s/ Barbara A. McCann* Barbara A. McCann	Trustee	April 29, 2024

/s/ Kevin J. McKenna* Kevin J. McKenna	Trustee	April 29, 2024

/s/ Beth K. Werths*	Trustee	April 29, 2024
Beth K. Werths

*By:	/s/ Jonathan Weitz
Jonathan Weitz, as Attorney-in-Fact
Date: April 29, 2024